Cover		9 Months Ended
	Feb. 07, 2024	Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2024
Document Period End Date	Feb. 07, 2024
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date		--03-31
Document Fiscal Period Focus		Q3